Trade and other payables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Payables to merchants	₽ 11,431	₽ 8,479
Money remittances and e-wallets accounts payable	8,807	8,508
Deposits received from agents	3,415	3,492
Payables related to marketing activity	5,751	3
Commissions payable	485	429
Accrued personnel expenses and related taxes	2,073	1,623
Other payables	1,086	831
Total trade and other payables	₽ 33,048	₽ 23,365